Asset retirement obligation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Asset Retirement Obligation Details
ARO balance, beginning of the year	$ 55,240	$ 51,240	$ 50,000
Accretion expense	2,283	4,000	1,800
Costs incurred	(821)		(560)
Change in ARO estimates
ARO balance, end of the year	$ 56,702	$ 55,240	$ 51,240